Risk management and financial instruments (Details 5 - Textuals)	12 Months Ended
Dec. 31, 2023
Risk management and financial instruments
Minimum period of past due for considering significant increase of credit risk of trade accounts receivable	30 days
Credit risk
Risk management and financial instruments
Description of concentrations of risk	There is no concentration of transactions with customers and the default level is historically very low.
Minimum period of past due for considering significant increase of credit risk of trade accounts receivable	180 days